DIVIDENDS PAID AND PROPOSED	9 Months Ended
Sep. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
DIVIDENDS PAID AND PROPOSED	DIVIDENDS PAID AND PROPOSED
There were no dividends declared by VEON Ltd in the nine-month period ended September 30, 2021.
In March 2020, the Company paid a final dividend of US 15 cents per share for 2019, bringing total 2019 dividends to US 28 cents per share.
The Company makes appropriate tax withholdings of up to 15% when dividends are paid to the Company’s share depository, The Bank of New York Mellon. For ordinary shareholders at Euronext Amsterdam, dividends are paid in euro.